X-SQUARE BALANCED FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

Description	Shares	Value
COMMON STOCKS (61.85%)
COMMUNICATIONS (4.26%)
Activision Blizzard, Inc.	7,810	$668,458
Alphabet, Inc., Class C(a)	4,300	447,201
Meta Platforms, Inc., Class A(a)	1,494	316,638
Zillow Group, Inc., Class C(a)	2,688	119,535
		1,551,832

CONSUMER DISCRETIONARY (13.46%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	1,650	168,597
Amazon.com, Inc.(a)	2,607	269,277
Chipotle Mexican Grill, Inc.(a)	63	107,622
Copart, Inc.(a)	6,519	490,294
Domino's Pizza, Inc.	167	55,088
General Motors Co.	7,354	269,745
Home Depot, Inc.	1,197	353,259
Lennar Corp., Class A	4,185	439,885
MercadoLibre, Inc., Sponsored ADR(a)	332	437,596
PulteGroup, Inc.	7,635	444,968
Skechers USA, Inc., Class A(a)	9,350	444,312
TJX Cos., Inc.	6,691	524,307
Tractor Supply Co.	2,285	537,066
Vipshop Holdings, Ltd., ADR(a)	22,355	339,349
		4,881,365

CONSUMER STAPLES (6.52%)
Altria Group, Inc.	7,863	350,847
Calavo Growers, Inc.	4,002	115,138
Costco Wholesale Corp.	1,067	530,160
Dollar General Corp.	2,033	427,865
Mission Produce, Inc.(a)	10,641	118,221
Philip Morris International, Inc.	4,659	453,088
Target Corp.	2,229	369,189
		2,364,508

ENERGY (7.23%)
Chesapeake Energy Corp.	4,824	366,817
Diamondback Energy, Inc.	5,452	736,947
EOG Resources, Inc.	2,930	335,866
New Fortress Energy, Inc.	9,300	273,699
Suncor Energy, Inc.	29,339	910,976
		2,624,305

FINANCIALS (7.09%)
Ally Financial, Inc.	10,226	260,661
Berkshire Hathaway, Inc., Class B(a)	1,626	502,060
Chubb, Ltd.	2,330	452,439
Intercontinental Exchange, Inc.	963	100,431

Description	Shares	Value
FINANCIALS (continued)
JPMorgan Chase & Co.	3,131	$408,000
Marsh & McLennan Cos., Inc.	2,785	463,842
OFG Bancorp	3,525	87,914
Popular, Inc.	1,151	66,079
Truist Financial Corp.	6,725	229,323
		2,570,749

HEALTH CARE (3.63%)
Amgen, Inc.	1,767	427,172
Bausch Health Cos., Inc.(a)	11,163	90,420
Johnson & Johnson	2,589	401,295
Teva Pharmaceutical Industries, Ltd., Sponsored ADR(a)	44,770	396,215
		1,315,102

INDUSTRIALS (6.03%)
Fastenal Co.	7,118	383,945
General Dynamics Corp.	2,338	533,555
Lockheed Martin Corp.	1,097	518,585
RXO, Inc.(a)	4,132	81,152
United Rentals, Inc.	1,289	510,134
XPO, Inc.(a)	5,034	160,585
		2,187,956

MATERIALS (4.03%)
Freeport-McMoRan, Inc.	7,145	292,302
Glencore PLC, ADR	48,494	554,771
Rio Tinto PLC, ADR	3,425	234,955
Tecnoglass, Inc.	3,574	149,965
Vale SA, ADR	14,665	231,414
		1,463,407

TECHNOLOGY (9.60%)
Advanced Micro Devices, Inc.(a)	5,043	494,264
Akamai Technologies, Inc.(a)	2,305	180,482
Apple, Inc.	2,527	416,702
Booz Allen Hamilton Holding Corp.	1,251	115,955
Fortinet, Inc.(a)	5,176	343,997
Garmin, Ltd.	3,412	344,339
MarketAxess Holdings, Inc.	820	320,858
Mastercard, Inc., Class A	980	356,142
Micron Technology, Inc.	6,285	379,237
N-able, Inc.(a)	5,242	69,194
PayPal Holdings, Inc.(a)	2,282	173,295
Shopify, Inc., Class A(a)	3,827	183,466
SolarWinds Corp.(a)	11,606	99,812
		3,477,743

TOTAL COMMON STOCKS (Cost $22,521,920)		22,436,967

	Principal
	Amount	Value
GOVERNMENT BONDS (29.25%)
U.S. Treasury Bond
08/15/32, 2.75%	$1,100,000	$1,035,203
U.S. Treasury Notes
10/15/24, 0.63%	1,590,000	1,503,792
01/31/25, 1.38%	126,500	120,387
10/31/26, 1.63%	45,600	42,360
03/31/24, 2.25%	8,095,000	7,908,120
		9,574,659

TOTAL GOVERNMENT BONDS (Cost $10,814,089)		10,609,862

SHORT-TERM INVESTMENTS (8.66%)
United States Treasury Bills
09/28/23, 4.61%(b)	375,000	366,288
08/17/23, 4.78%(b)	2,825,000	2,774,921
		3,141,209

TOTAL SHORT-TERM INVESTMENTS (Cost $3,139,562)		3,141,209

TOTAL INVESTMENTS (99.76%) (Cost $36,475,571)		36,188,038
Other Assets In Excess Of Liabilities (0.24%)		88,030
NET ASSETS (100.00%)		$36,276,068

(a)	Non-income producing security.
(b)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$22,436,967	$–	$–	$22,436,967
Government Bonds	10,609,862	–	–	10,609,862
Short-Term Investments	3,141,209	–	–	3,141,209
Total	$36,188,038	$–	$–	$36,188,038

(a)	For a detailed sector breakdown, see the accompanying Schedule of Investments.